FAIR VALUE MEASUREMENT (Details) - Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gain (loss) on change in warrant and derivative liabilities for the year	$ 0	$ (373,611)	$ 210,465	$ (422,908)
Initial fair value of warrant liability at date of issuance	0	0	1,049,216	0
Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	2,358,240	1,937,234	1,937,234	1,621,199
Transfers out due to conversion of Series C Preferred Stock	(2,358,240)		0	0
Mark to market to December 31, 2016			(231,048)	316,035
Balance	0		2,358,240	1,937,234
Gain (loss) on change in warrant and derivative liabilities for the year			231,048
Initial fair value of warrant liability at date of issuance			652,054
Warrant [Member] | Series D Preferred Stock [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial fair value of warrant liability at date of issuance			0
Embedded Derivative Financial Instruments [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	685,922	$ 288,934	288,934	285,157
Transfers out due to conversion of Series C Preferred Stock	(685,922)		(20,757)	(103,096)
Mark to market to December 31, 2016			20,583	106,873
Balance	$ 0		685,922	$ 288,934
Gain (loss) on change in warrant and derivative liabilities for the year			(20,583)
Initial fair value of warrant liability at date of issuance			0
Embedded Derivative Financial Instruments [Member] | Series D Preferred Stock [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial fair value of warrant liability at date of issuance			$ 397,162